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                           VIRGINIA TAX-EXEMPT FUND:
                        "A TAX-EXEMPT MONEY-MARKET FUND
                           FOR RESIDENTS OF VIRGINIA"


                                   PROSPECTUS
                                 MARCH 1, 2000

     The VIRGINIA TAX-EXEMPT FUND (a "Fund") of Reserve Tax-Exempt Trust is a money-market fund whose investment objective is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of Virginia as is consistent with preservation of capital and liquidity.

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objectives & Principal Strategies.............................     2
Performance History......................................................     4
Fees & Expenses of the Fund..............................................     5
Management...............................................................     5
How to Buy Shares........................................................     6
Selling Fund Shares......................................................     7
Tax Consequences.........................................................     8
General Information......................................................     9
Financial Highlights.....................................................     9

                  INVESTMENT OBJECTIVES & PRINCIPAL STRATEGIES

     The investment objective of the Fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of Virginia as is consistent with preservation of capital and liquidity. The Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the Commonwealth of Virginia and its counties, municipalities, authorities or other political subdivisions. However, achievement of this objective cannot be assured.

     The Fund is designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and is designed to reduce or eliminate for the investor the mechanical problems of direct investment in other instruments such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities.

     The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by Virginia and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

     The Fund's principal investment strategies include:

     o Investing primarily in municipal money-market securities. The Fund invests principally in high-quality, tax-exempt obligations issued by Virginia and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

     o Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income and state and local personal income taxes, including federal Alternative Minimum Tax ("AMT"), unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to federal AMT. It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to

       AMT. However, as of the date of this Prospectus, the Fund does not intend to purchase such securities. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions and may invest more than 20% of the value of its net assets in municipal obligations exempt only from federal income taxes.

     o Investing in compliance with federal regulations of money-market funds, which are designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

     The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by their Boards of Trustees ("Trustees").

     Although not a principal strategy, the Fund is allowed to invest all or substantially all of its investable assets, except to the extent required to remain uninvested to satisfy cash requirements, in another open-end management company having the same investment objective and substantially similar policies and restrictions.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available.

     The investment objective and principal strategies are summarized here. For more information on the investment objective and strategies, please read the Statement of Additional Information ("SAI").

     PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is a money-market fund, which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

     While the Fund will strive to maintain a constant share price, the following factors and principal investment risks could reduce the Fund's income level and/or share price:

     o Interest rates could rise sharply causing the value of the Fund's securities and share price to drop. When interest rates fall, the Fund's yields will typically fall as well.

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     o Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue.

     o The value of municipal securities may be affected by uncertainties and changes in municipal market-related legislation or litigation.

     o Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

     o The Fund concentrates its investments in securities of issuers located in the Commonwealth of Virginia and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of Virginia and its political subdivisions can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Further, the municipal market is volatile. As to the Virginia Tax-Exempt Fund, investors should realize that the Commonwealth's low unemployment level is due in large part to Federal Government jobs available to it's residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

     o The Reserve Funds' emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds, which may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

YEAR 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after including leap day; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

                              PERFORMANCE HISTORY

     The Reserve Tax-Exempt Trust did not begin offering shares of the Virginia Tax-Exempt Fund until March 1, 2000. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not available.

     For the Fund's current yield, call toll-free 800 637-1700 or visit our web site at www.reservefunds.com

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                          FEES & EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         SHAREHOLDER FEES FOR THE FUND
                   (Fees paid directly from your investment)

Sales Load Imposed on Purchases.........................................   None
Sales Load Imposed on Reinvested Dividends..............................   None

                  ANNUAL FUND OPERATING EXPENSES FOR THE FUND
                 (Expenses that are deducted from Fund assets)

Comprehensive Management Fee .........................................       80%
Distribution (12b)-1 Fees (*) ........................................      .20
                                                                          -----
Total Annual Fund Operating Expenses..................................     1.00%
                                                                          -----
                                                                          -----

(*) The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

     This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

ONE YEAR     THREE YEARS
--------     -----------
  $102          $ 318

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Fund under an Investment Management Agreement (the "Agreement") with the Reserve Tax-Exempt Trust. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund. In addition to the Fund, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of February 1, 2000, had approximately $6.5 billion under management.

     RMCI manages the investment portfolio of the Fund, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

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                               HOW TO BUY SHARES

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. The Exchange is closed on most national holidays, and Good Friday. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.

PURCHASE OF SHARES. The minimum initial investment is $1,000 (IRA minimum $250) with no minimum subsequent investment. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

     o By check--(drawn on U.S. bank) payable to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "pay to the order of" line for each check made payable to The Reserve Funds or within the endorsement for each check endorsed to The Reserve Funds.

     o By wire--Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

     Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 11:00 AM (Eastern time), of the amount to be transmitted and the account to be credited Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds is received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:00 AM (Eastern time), will be considered received the next business day. Investors will be charged a fee $15 for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Fund at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Fund as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Fund.

THIRD-PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different

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minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTORS. The Fund's distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

RESTRICTIONS. Certain other restrictions and conditions for buying shares apply to the Fund. Please see the SAI for more information.

                              SELLING FUND SHARES

     Investors may sell shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. The Fund usually transmits payments the same day when requests are received before 11:00 AM (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request, which complies with requirements set forth in "Written and telephone requests" below. The Fund strongly suggests (but does not require) that each telephone redemption be at least $1,000, except for redemptions which are intended to liquidate an account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $5,000; or

     (2) redemptions on accounts whose address has been changed within the past 30 days; or

     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

     Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve checks and VISA check card. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms, and some Firms may establish their own minimum check amount. Shareholders may use their VISA check card at ATM's to receive cash and may be charged a surcharge by the ATM owner. Please see the SAI for information including charges, fees, etcetera.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other Funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the SAI for more information.

OTHER AUTOMATIC SERVICES. Certain other services and restrictions for selling shares automatically are offered by the Fund. Please see the SAI for more information about these services and restrictions.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

OTHER. The Fund also reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, the Fund reserves the right to:

          o refuse any purchase or exchange request,

          o change or discontinue its exchange privilege,

          o change its minimum investment amounts, and

          o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

     The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. For more information, please see the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES. The Fund declares dividends daily and automatically reinvests them in additional shares monthly except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

     To maintain its regulated investment company status for federal income tax purposes, the Fund intends to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability. Dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes. To the extent the Fund invests in municipal obligations issued by the Commonwealth of Virginia or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state income taxes.

     The tax status of dividends and distributions will be detailed in annual tax statements from the Fund. An exchange of the Fund's shares for the shares of another fund will be treated as a sale of the Fund's shares and any gain may be subject to federal income tax.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS the Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Fund will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                              GENERAL INFORMATION

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000), the Fund may choose without notice to either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if approved by the Fund.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

SPECIAL SHAREHOLDER SERVICES. The Fund reserves the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

The Trust did not offer shares of Virginia Tax-Exempt Fund until March 1, 2000.
                            ------------------------

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
                           REPRESENTATIONS OTHER THAN
 THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR
                              REPRESENTATIONS MUST
   NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY
         JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                            ------------------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or, you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or, by electronic mail request sent to publicinfo@sec.gov or, by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 Investors are advised to read and retain this prospectus for future reference.

[LOGO]

Linsco/Private Ledger
155 Federal Street, 8th Floor
Boston, MA 02110

9785 Towne Centre Drive
San Diego, CA 92121

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--WWW.RESERVEFUNDS.COM

Distributor -- Resrv Partners, Inc.
RTET/VA-03/2000

SEC File Number
Reserve Tax-Exempt Trust
811-3696


[LOGO]

VIRGINIA TAX-EXEMPT FUND
offered by The Reserve Funds

PROSPECTUS
MARCH 1, 2000